Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 32,952	$ 17,781	$ 25,586
Restricted cash			3,044
Accounts receivable, net of allowance for credit losses	2,172	1,444	783
Inventory	44,198	49,846	27,127
Prepaid expenses	1,199	1,624	293
Prepaid inventory	2,942	2,002	7,461
Prepaid income tax	529	525
Other current assets	239	267	1,787
Total Current Assets	84,231	73,489	66,081
Property and Equipment
Machinery and equipment	15,932	10,214	3,615
Office furniture and equipment	275	275	201
Leasehold improvements	1,727	1,709	1,307
Vehicle	33	195	195
Total	17,967	12,393	5,318
Less accumulated depreciation and amortization	(2,180)	(1,633)	(857)
Property and Equipment, Net	15,787	10,760	4,461
Operating lease right of use asset	3,912	4,513	5,709
Total Assets	103,930	88,762	76,251
Current Liabilities
Accounts payable	19,990	13,475	11,360
Accrued payroll and other liabilities	9,758	6,295	2,608
Customer deposits	152	238	434
Uncertain tax position liability	128	128
Income tax payable			631
Notes payable, current portion, net of deferred financing fees	22,372	19,242	1,875
Operating lease liability, current portion	1,239	1,188	1,082
Total Current Liabilities	53,639	40,566	17,990
Long-Term Liabilities
Notes payable-noncurrent, net of debt issuance costs			37,053
Deferred tax liabilities			453
Warrant liabilities	14,637	32,831
Accrued expenses-long term	551	492
Operating lease liability, net of current portion	2,890	3,541	4,694
Total Long-Term Liabilities	18,078	36,864	42,200
Total Liabilities	71,717	77,430	60,190
Commitments and Contingencies (See Note 5)
Equity
Common stock, 170,000,000 shares at $0.0001 par value, authorized, 58,504,541 and 43,272,728 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	6	4	4
Preferred stock, 5,000,000 shares at $0.0001 par value, authorized, no shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively
Additional paid in capital	66,148	38,461	3,619
Retained deficit	(33,941)	(27,133)	12,438
Total Equity	32,213	11,332	16,061
Total Liabilities and Shareholders’ Equity	$ 103,930	$ 88,762	$ 76,251